Schedule of Range of key Inputs at Issuance (Details)		Sep. 30, 2025	Sep. 12, 2025	Jul. 23, 2025	Jun. 12, 2025	May 09, 2025	Apr. 17, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 12, 2024	Dec. 10, 2024	Sep. 24, 2024	Sep. 13, 2024	Aug. 16, 2024	Jul. 22, 2024
March 2025 Agile Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.12						0.62
March 2025 Agile Note [Member] | Measurement Input Interest Rate [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		13.80						13.12
June 2025 Agile Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.21			0.52
June 2025 Agile Note [Member] | Measurement Input, Expected Term [Member] | Measurement Input Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input					15.95
June 2025 Agile Note [Member] | Measurement Input Interest Rate [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		13.79
April 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.38					0.84
April 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		2.94					10.56
April 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		4.02					4.16
April 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]	142					160
April 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		90					80
April 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		10					20
April 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.00					0.00
May1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.38				0.78
May1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		2.94				9.98
May1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		4.02				4.21
May1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]	142				143
May1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		90				80
May1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		10				20
May1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.00				0.00
July 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.67		0.86
July 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		2.94		4.10
July 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		3.90		4.23
July 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]	134		121
July 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		85		80
July 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		15		20
July 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.00		0.00
February 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.72	0.77
February 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		2.94	2.37
February 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		3.89	3.87
February 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[1]	131	122
February 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		90	85
February 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		10	15
February 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.00	0.00
July Agile Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input															0.55
July Agile Note [Member] | Measurement Input Interest Rate [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input										9.30					18.92
September Agile Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input										0.43			0.48
September Agile Note [Member] | Measurement Input Interest Rate [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input										9.33			14.37
December Agile Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									0.56	0.61
December Agile Note [Member] | Measurement Input Interest Rate [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									10.13	9.48
August 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									0.46					0.84
August 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									15.30					55.80
August 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									4.25					5.00
August 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]								191					114
August 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									80					80
August 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									20					20
August 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									0.00					0.00
September 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									0.59			0.86
September 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									15.30			82.40
September 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									4.23			4.34
September 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]								264			192
September 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									80			80
September 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									20			20
September 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									0.00			0.00
December 1800 Diagonal Note [Member] | Measurement Input, Expected Term [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									0.80		0.86
December 1800 Diagonal Note [Member] | Measurement Input, Share Price [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									15.30		20.50
December 1800 Diagonal Note [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									4.19		4.29
December 1800 Diagonal Note [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	[2]								232		222
December 1800 Diagonal Note [Member] | Measurement Input Maturity Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									75		75
December 1800 Diagonal Note [Member] | Measurement Input Default Probability [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									25		25
December 1800 Diagonal Note [Member] | Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input									0.00		0.00

[1]	The Company utilized historical equity volatility in measurement of the fair value of the notes.
[2]	The Company utilized historical equity volatility in measurement of the fair value of the notes.